Acquisition of Subsidiaries: Castrovilla, Inc. acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Castrovilla, Inc. acquisition

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	$1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$ 466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$ 3,569,588

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses			$ 414,314
Notes payable			575,265
Cash			150,000
Equity			2,430,009

Total Liabilities and Equity			$ 3,569,588